RECAPITALIZATION (Q2), Public and Private Placement Warrants, TMTG Earnout Shares (Details) - $ / shares				3 Months Ended	6 Months Ended
	Mar. 26, 2024	Feb. 07, 2024	Sep. 08, 2021	Jun. 30, 2024	Jun. 30, 2024	Mar. 25, 2024
Earnout Shares [Abstract]
Issuance of earnout shares (in shares)				40,000,000	40,000,000	40,000,000
Number of shares issued (in shares)					100,000,000
Maximum [Member]
Earnout Shares [Abstract]
Discounted risk-free rate				4.70%
Minimum [Member]
Earnout Shares [Abstract]
Discounted risk-free rate				4.31%
Tranche One [Member]
Earnout Shares [Abstract]
Number of shares issued (in shares)				1,000,000
Stock price simulation period				1 year 6 months
Share price (in dollars per share)				$ 12.5	$ 12.5
Number of shares issued per tranche (in shares)				15,000,000
Tranche Two [Member]
Earnout Shares [Abstract]
Stock price simulation period				2 years
Share price (in dollars per share)				$ 15	15
Number of shares issued per tranche (in shares)				15,000,000
Tranche Three [Member]
Earnout Shares [Abstract]
Stock price simulation period				3 years
Share price (in dollars per share)				$ 17.5	$ 17.5
Number of shares issued per tranche (in shares)				10,000,000
Common Stock [Member]
Earnout Shares [Abstract]
Number of shares issued (in shares)					100,000,000
Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Initial public offering (in shares)		3,424,510
Number of Shares Purchase (in shares)		1
Shares Issued, Price Per Share (in dollars per share)		$ 11.5
Earnout Shares [Abstract]
Number of shares issued (in shares)	87,500,000
Public Warrants [Member] | Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Initial public offering (in shares)			14,374,976
Private Warrants [Member] | Digital World Acquisition Corp [Member] | Common Class A [Member]
Public and Private Placement Warrants [Abstract]
Initial public offering (in shares)			566,742